LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE	12 Months Ended
Feb. 23, 2019
Discontinued Operations and Disposal Groups [Abstract]
LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE
LEASE EXIT COSTS AND PROPERTIES HELD FOR
SALE
Lease Exit Costs
Changes to the Company’s lease exit cost reserves for closed properties consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Beginning balance	$58.2	$44.4
Additions	26.6	32.7
Payments	(16.6)	(17.9)
Disposals	(1.7)	(1.0)

Ending balance	$66.5	$58.2

The Company closed 55
 non-strategic
stores in fiscal 2018 and 26 in fiscal 2017. Lease exit costs related to closed properties were recorded at the time of closing as a component of Gain (loss) on property dispositions and impairment losses, net.
Properties Held for Sale
Assets held for sale and liabilities held for sale are recorded in Other current assets and Other current liabilities, respectively, and consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Assets held for sale:
Beginning balance	$29.9	$3.1
Transfers in	18.6	295.5
Disposals	(46.7)	(268.7)

Ending balance	$1.8	$29.9

Liabilities held for sale:
Beginning balance	$10.5	$15.4
Transfers in	5.7	—
Disposals	(7.9)	(4.9)

Ending balance	$8.3	$10.5

Sale-Leaseback Transactions
During fiscal 2018, the Company, through three separate transactions, completed the sale and leaseback of seven of the Company’s distribution centers for an aggregate purchase price, net of closing costs, of approximately $950 million. In connection with the sale and leasebacks, the Company entered into lease agreements for each of the properties for initial terms of 15 to 20 years. The aggregate initial annual rent payment for the properties will be approximately $55 million and includes 1.50% to 1.75% annual rent increases over the initial lease terms. The Company qualified for sale-leaseback and operating lease accounting on all of the distribution centers and recorded total deferred gains of $362.5 million, which are being amortized over the respective lease periods.
During
fiscal
2017, certain
subsidiaries
of the Company sold 94 of the Company’s store properties for an aggregate purchase price, net of closing costs, of approximately $962 million. In connection with the sale and subsequent leaseback, the Company entered into lease agreements for each of the properties for initial terms of 20 years with varying multiple five-year renewal options. The aggregate initial annual rent payments for the 94 properties will be approximately $65 million, with scheduled rent increases occurring generally every one or five years over the initial 20-year term. The Company qualified for sale-leaseback and operating lease accounting on 80 of the store properties and recorded a deferred gain of $360.1 million, which is being amortized over the respective lease periods. The remaining 14 stores did not qualify for sale-leaseback accounting primarily due to continuing involvement with adjacent properties that have not been legally subdivided from the store properties. The Company expects these store properties to qualify for sale-leaseback accounting once the adjacent properties have been legally subdivided. The financing lease liability recorded for the 14 store properties was $133.4 million.